Acquisition of Aetna - Narrative (Details) $ / shares in Units, $ in Millions		1 Months Ended
	Nov. 28, 2018 USD ($) $ / shares	Dec. 31, 2018 USD ($) clinic store	Dec. 31, 2017 USD ($)
Business Acquisition [Line Items]
Long-term Debt		$ 73,429	$ 27,002
Number of stores | store		9,900
Number of walk-in medical clinics | clinic		1,100
Aetna Inc.
Business Acquisition [Line Items]
Business acquisition, share price (in dollars per share) | $ / shares	$ 145.00
Per share exchange ratio | $ / shares	0.84
The assigned value per share of acquiree (in dollars per share) | $ / shares	$ 212
Consideration transferred in acquisition	$ 70,000
Assigned value of acquiree	78,000
Long-term Debt	45,000
Deductible goodwill	165
Deferred income taxes	$ 4,574
Revenue of acquiree since acquisition date		$ 5,600
Income (loss) of acquiree since acquisition date		146
Business acquisition transaction costs		$ 147	$ 34